Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	CNFinance Holdings Limited
Trading Symbol	CNF
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,371,643,240
Amendment Flag	false
Entity Central Index Key	0001733868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38726
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	44/F, Tower G
Entity Address, Address Line Two	No. 16 Zhujiang Dong Road
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Postal Zip Code	510620
Entity Address, Country	CN
Title of 12(b) Security	ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Guangzhou, China
Business Contact
Document Information Line Items
Entity Address, Address Line One	44/F, Tower G
Entity Address, City or Town	Guangzhou City
Entity Address, Postal Zip Code	510620
Entity Address, Country	CN
Contact Personnel Name	Bin Zhai, Chief Executive Officer and Chairman
City Area Code	+86-20
Local Phone Number	62316688
Contact Personnel Email Address	ir@cashchina.cn